Class AAA Shares | TETON WESTWOOD BALANCED FUND
TETON WESTWOOD BALANCED FUND (the “Balanced Fund”)
Investment Objective
The Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.
Fees and Expenses of the Balanced Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Balanced Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Class AAA Shares TETON WESTWOOD BALANCED FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Class AAA Shares TETON WESTWOOD BALANCED FUND
Management Fees	0.75%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.27%

Expense Example
This example is intended to help you compare the cost of investing in Class AAA Shares of the Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Balanced Fund for the time indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Balanced Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares TETON WESTWOOD BALANCED FUND	129	403	697	1,534

Portfolio Turnover
The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Balanced Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Balanced Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies
The Balanced Fund invests in a combination of equity and debt securities. The Balanced Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. Westwood Management Corporation, the Balanced Fund's sub-adviser (the "Sub-Adviser") will typically invest 30% to 70% of the Balanced Fund's assets in equity securities and 70% to 30% in debt securities, and the balance of the Balanced Fund's assets in cash or cash equivalents. The actual mix of assets will vary depending on the Sub-Adviser's analysis of market and economic conditions.

The Balanced Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years. The Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential. The Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company's fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Balanced Fund.

The debt securities held by the Balanced Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage- and asset-backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a Nationally Recognized Statistical Rating Organization ("NRSRO"). The Balanced Fund may invest in fixed income securities of any maturity.

The Balanced Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts ("EDRs") or American Depositary Receipts ("ADRs"), including in those of companies located in emerging markets. The Balanced Fund may also invest in foreign debt securities.
Principal Risks
You May Want to Invest in the Fund if:
  you are a long term investor
  you seek both growth of capital and current income
  you want participation in market growth with some emphasis on preserving assets in "down" markets
The Balanced Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Balanced Fund's share price will fluctuate with changes in the market value of the Balanced Fund's portfolio securities. Your investment in the Balanced Fund is not guaranteed; you may lose money by investing in the Balanced Fund. When you sell Balanced Fund shares, they may be worth more or less than what you paid for them.

Investing in the Balanced Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Balanced Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company's particular circumstances.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Interest Rate Risk, Maturity Risk, and Credit Risk.    Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely that there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. The magnitude of the increase or decline will often be greater for longer term debt securities than shorter term debt securities. It is also possible that the issuer of a debt security will not be able to make interest and principal payments when due.
  Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Balanced Fund holds, then the value of the Balanced Fund's shares may decline.
  Pre-Payment Risk.    The Balanced Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Balanced Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Balanced Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Balanced Fund's income, total return, and share price.

Performance
The bar chart and table provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and other relevant indices. As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future. Updated information on the Balanced Fund’s results can be obtained by visiting www.gabelli.com.
TETON WESTWOOD BALANCED FUND (Total returns for Class AAA Shares for the Years Ended December 31)
During the calendar years shown in the bar chart, the highest return for a quarter was 8.20% (quarter ended June 30, 2009) and the lowest return for a quarter was (11.20)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the years ended December 31, 2014)
Average Annual Total Returns Class AAA Shares	Past One Year	Past Five Years	Past Ten Years
TETON WESTWOOD BALANCED FUND	7.69%	9.11%	6.38%
TETON WESTWOOD BALANCED FUND Return After Taxes on Distributions	5.12%	8.00%	5.12%
TETON WESTWOOD BALANCED FUND Return After Taxes on Distributions and Sale of Fund Shares	6.13%	7.15%	5.04%
TETON WESTWOOD BALANCED FUND Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	6.01%	4.69%	4.70%
TETON WESTWOOD BALANCED FUND S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%
TETON WESTWOOD BALANCED FUND 60% S&P 500 Index and 40% Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	10.62%	11.15%	6.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Balanced Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).